Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation

These consolidated financial statements include the financial statements of the Company and its controlled subsidiaries. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the period are included in the consolidated statement of net loss and comprehensive loss from the effective date of control or up to the effective date of loss of control, as appropriate.

All intercompany transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling interests’ share of changes in equity since the date of the combination. Losses applicable to the non-controlling interests in excess of their interest in the subsidiary’s equity are allocated against the interests of the Company except to the extent that the non-controlling interests have a binding obligation and are able to make an additional investment to cover the losses.

Interest income
(b)	Interest income

Interest income from financial assets is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount.

Foreign currencies
(c)	Foreign currencies

The Company’s reporting currency and the functional currency of all of its operations is the Canadian dollar as this is the principal currency of the economic environment in which the Company operates and is the principal currency in which the funds from financing activities are generated.

Transactions in foreign currencies are initially recorded at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rate of exchange ruling at the date of the statement of financial position.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Equipment
(d)	Equipment

Equipment is stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of equipment, less their estimated residual value, using the declining balance method at the following annual rates:

Camp and equipment	10%
Camp vehicles	25%
Computer equipment	30%
Computer software	100%
Office fixtures and equipment	20%

An item of equipment is derecognized upon disposal, when held for sale or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of net loss and comprehensive loss.

The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for equipment and any changes arising from the assessment are applied by the Company prospectively.

Mineral interests
(e)	Mineral interests

All acquisition costs, exploration and direct field costs are capitalized until the rights to which they relate are placed into production, at which time these deferred costs will be amortized over the estimated useful life of the rights upon commissioning the property, or written-off if the rights are disposed of, impaired or abandoned.

Management reviews the carrying amounts of mineral interests on a periodic basis and will recognize impairment based upon current exploration results and upon assessment of the probability of profitable exploitation of the rights. Management’s assessment of the mineral interests’ fair value is also based upon a review of other mineral interest transactions that have occurred in the same geographic area as that of the rights under review. Administration costs and other exploration costs that do not relate to a specific mineral interest are expensed as incurred.

Costs include the cash consideration and the fair value of shares issued on the acquisition of mineral rights. Mineral interests acquired under option or joint venture agreements, whereby payments are made at the sole discretion of Kimber, are recorded in the accounts when the payments are made. Proceeds from property option payments received by Kimber are netted against the deferred costs of the related mineral interests, with any excess being included in operations. No option payments were received during the years ended June 30, 2012 and 2011.

Share-based compensation
(f)	Share-based compensation

Employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of equity awards, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified or the fair values not readily determinable, they are measured at fair value of the share-based compensation.

The costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in share option reserve.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share.

Borrowing costs
(g)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset until the asset is substantially ready for its intended use. Other borrowing costs are expensed in the period incurred.

Taxation

(h)	Taxation

Income tax expense represents the sum of tax currently payable and deferred tax. If the current and deferred tax relates to items recognized directly in equity or in other comprehensive income, the related taxes are recognized in equity or other comprehensive income.

Current income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are substantively enacted by the date of the statement of financial position.

Deferred income taxes

Deferred income tax is provided using the liability method on temporary differences at the date of the statement of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

  where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

  where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each date of the statement of financial position and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each date of the statement of financial position and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the date of the statement of financial position.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Loss per share

(i)	Loss per share

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options and share purchase warrants, in the weighted average number of common shares outstanding during the year, if dilutive. The calculation assumes that proceeds upon the exercise of the options and warrants are used to purchase common shares at the average market price during the period. During the years ended June 30, 2012 and 2011, all the outstanding stock options and warrants were anti-dilutive.

Valuation of warrants
(j)	Valuation of warrants

Kimber allocates a value, based on relative fair value, to warrants issued as part of equity financing. Warrants issued in conjunction with equity or debt instruments are valued on relative fair value basis using the Black-Scholes option pricing model.

Financial assets
(k)	Financial assets

All financial assets are initially recorded at fair value and designated upon inception into one of the following four categories: held to maturity, available for sale, loans and receivables or at fair value through profit or loss (“FVTPL”).

Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through profit and loss.

Financial assets classified as loans and receivables and held to maturity are measured at amortized cost using the effective interest method less any allowance for impairment. The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period.

Financial assets classified as available for sale are measured at fair value with unrealized gains and losses recognized in other comprehensive income (loss) except for losses in value that are considered other than temporary or a significant or prolonged decline in the fair value of that investment below its cost.

Transaction costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

Financial liabilities
(l)	Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Transaction costs on financial liabilities classified as FVTPL are expensed as incurred.

At the end of each reporting period subsequent to initial recognition, financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized directly in profit or loss in the period in which they arise. The net gain or loss recognized in profit or loss excludes any interest paid on the financial liabilities.

Impairment of financial assets
(m)	Impairment of financial assets

The Company assesses at each date of the statement of financial position whether a financial asset is impaired.

Assets carried at amortized cost

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is then reduced by the amount of the impairment. The amount of the loss is recognized in income or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is recognized in income or loss.

In relation to trade receivables, a provision for impairment is made and an impairment loss is recognized in income and loss when there is objective evidence (such as the probability of insolvency or significant financial difficulties of the debtor) that the Company will not be able to collect all of the amounts due under the original terms of the invoice. The carrying amount of the receivable is reduced through use of an allowance account. Impaired debts are written off against the allowance account when they are assessed as uncollectible.

Available for sale

If an available for sale asset is impaired, an amount comprising the difference between its cost and its current fair value, less any impairment loss previously recognized in income or loss, is transferred from other comprehensive income to income or loss. Reversals in respect of equity instruments classified as available for sale are not recognized in income or loss.

Impairment of non-financial assets
(n)	Impairment of non-financial assets

At each date of the statement of financial position, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the assets belong.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of comprehensive income, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Cash and cash equivalents
(o)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and Canadian and U.S. Government Treasury bills with an original maturity of three months or less, which are readily convertible into a known amount of cash.

Provisions
(p)	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. Any increase in a provision due solely to passage of time is recognized as interest expense.

Related party transactions
(q)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Significant accounting judgments and estimates
(r)	Significant accounting judgments and estimates

The preparation of these financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

The most significant estimates relate to amortization of equipment, recoverability of trade and other receivables, valuation of deferred income tax amounts, impairment of mineral interests and the calculation of share-based compensation.

The most significant judgments relate to recoverability of capitalized amounts, recognition of deferred tax assets and liabilities, the determination of functional currency, the determination of the economic viability of a project and the preparation of consolidated financial statements on a going concern basis.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments are as follows:

(i)	Impairment of mineral interests

Management considers both external and internal sources of information in assessing whether there are any indications that Kimber’s mineral interests are impaired. External sources of information management considers include changes in the market, economic and legal environment in which Kimber operates that are not within its control and affect the recoverable amount of its mineral interests. Internal sources of information management consider includes indications of economic performance of the asset, the Company’s future plans related to the property, and the Company’s ability to meet further commitments required to continue work on the property.

(ii)	Amortization rate and residual values for equipment

Amortization expenses are allocated based on assumed asset lives. Should the asset’s residual value, asset life or amortization rates differ from the initial estimate an adjustment would be made in the consolidated statement of net loss and comprehensive loss.

(iii)	Valuation of share-based compensation

Kimber uses the Black-Scholes Option Pricing Model for valuation of share-based compensation. Option pricing models require the input of subjective assumptions included expected price volatility, interest rate and forfeiture rate. Changes in input assumptions can materially affect the fair value estimate and comprehensive loss and equity reserves.

Critical judgments exercised in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

(i)	Economic recoverability and probability of future economic benefits of capitalized mineral interests.

Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have future economic benefits and are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, resource estimates, scoping and prefeasibility studies and existing permits and mine plans.

(ii)	Functional Currency

The functional currency for each of Kimber’s subsidiaries is the currency of the primary economic environment in which the entity operates. Kimber has determined that the current functional currency of the consolidated entity is the Canadian dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and Kimber reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.